Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions [abstract]
Disclosure of movements in provisions

	Redundancy and restructuring	Customer redress	Legal, competition and regulatory matters	Sundry provisions	Total
	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2023	45	46	113	122	326
Additions	178	12	27	45	262
Amounts utilised	(80)	(11)	(68)	(11)	(170)
Unused amounts reversed	(13)	(25)	(10)	(14)	(62)
Exchange and other movements	(4)	(1)	(3)	(4)	(12)
As at 31 December 2023	126	21	59	138	344
Undrawn contractually committed facilities and guarantees[a]
As at 1st January 2023					532
Net change in expected credit loss provision and other movements					(59)
As at 31 December 2023					473
Total Provisions
As at 1st January 2023					858
As at 31 December 2023					817
Note
aUndrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9. Further analysis of the movement in the expected credit loss provision is disclosed within the 'Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees' table on page 57.